Contingent Liabilities and Commitments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Sep. 30, 2014
Commitments and Contingencies Disclosure [Abstract]
Judgments against two subsidiaries of the Company	$ 50
Damages sought in Invensys suit	182
Contingent liabilities	$ 0